REPOSITIONING AND OTHER (GAINS) CHARGES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) position	Dec. 31, 2024 USD ($) position	Dec. 31, 2023 USD ($) position
Net Repositioning And Other Charges [Line Items]
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Restructuring charges	$ 210	$ 221	$ 335
Restructuring and related cost, incurred cost (returned to income)	$ 153	$ 124	$ 279
Number of employees severed | position	3,425	3,486	5,854
Severance
Net Repositioning And Other Charges [Line Items]
Restructuring and related cost, incurred cost (returned to income)	$ 138	$ 136	$ 162
Asset impairments
Net Repositioning And Other Charges [Line Items]
Restructuring and related cost, incurred cost (returned to income)	11	22	41
Exit costs
Net Repositioning And Other Charges [Line Items]
Restructuring charges			132
Restructuring and related cost, incurred cost (returned to income)	61	63	132
Restructuring and related cost, cost incurred to date	60	57	53
Reserve adjustments
Net Repositioning And Other Charges [Line Items]
Restructuring and related cost, incurred cost (returned to income)	$ (57)	$ (97)	$ (56)